INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes [Table Text Block]
	For the year ended September 30,
	2017	2016	2015
Provision for income tax for the period	$1,030,858	$1,200,010	$1,053,132
Income tax benefit	(35,853)	(94,570)	(101,015)
Total	$995,005	$1,105,440	$952,117

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	As of September 30,
	2017	2016	2015
Deferred tax assets:
Bad debt allowance recorded for accounts receivable	$272,557	$247,227	$152,657
Total	$272,557	$247,227	$152,657

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income taxes for the years ended September 30, 2017, 2016, and 2015 are attributed to the Company’s continuing operations in China and consisted of:

	For the year ended September 30,
	2017	2016	2015
Current	$1,019,147	$1,209,114	$1,055,883
Deferred	(24,142)	(103,674)	(103,766)
Total	$995,005	$1,105,440	$952,117

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Per the consolidated statements of operations and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended September 30, 2017, 2016 and 2015 as follows:

	For the year ended September 30,
	2017	2016	2015
Income before taxes excluded the amounts of loss incurring entities	$7,178,353	$6,656,140	$6,197,299
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	1,076,753	998,421	929,595
Tax effect of 50% R&D expenses deduction	(99,833)	97,652	69,621
Tax effect of deferred tax recognized	(24,142)	(103,673)	(103,766)
Tax effect of non-deductible expenses	42,227	113,040	56,667
Income tax expenses	$995,005	$1,105,440	$952,117